Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

The following table disaggregates gross revenue by entity for the year ended December 31, 2019 and 2018:

	For the Year Ended
	December 31, 2019	December 31, 2018
ATGC India	$309,598	$496,203
Ameri 100 California	11,200,756	11,409,871
Ameri 100 Arizona	7,163,666	13,528,412
Ameri 100 Canada	706,083	1,049,754
Ameri 100 Georgia	12,937,677	12,541,132
Bigtech Software	315,358	840,338
Ameri 100 Consulting Pvt Ltd	172,699	19,191
Ameri Partners	7,108,838	3,117,728
Total revenue	$39,914,675	$43,002,629